Loans and Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2026
Disclosure of Loans and Allowance for Credit Losses [Abstract]
Summary of Continuity in Loss Allowance by Each Product Type
The following tables show the continuity in the loss allowance by product type for the three and six months ended April 30, 2026 and April 30, 2025. Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a 12-month (Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include the ECL impact of new calculation models or methodologies which may impact the need for previously established experienced credit judgments.

(Canadian $ in millions)
For the three months ended	April 30, 2026				April 30, 2025
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$55	$180	$17	$252	$62	$191	$22	$275
Transfer to Stage 1	62	(62)	–	–	37	(37)	–	–
Transfer to Stage 2	(3)	22	(19)	–	(3)	7	(4)	–
Transfer to Stage 3	–	(16)	16	–	–	(10)	10	–
Net remeasurement of loss allowance	(2)	18	27	43	(32)	50	5	23
Loan originations	3	–	–	3	5	–	–	5
Derecognitions and maturities	(1)	(5)	–	(6)	–	(3)	–	(3)
Model changes (2)	(64)	12	–	(52)	–	–	–	–
Total PCL (3)	(5)	(31)	24	(12)	7	7	11	25
Write-offs (4)	–	–	(4)	(4)	–	–	(4)	(4)
Recoveries of previous write-offs	–	–	2	2	–	–	3	3
Foreign exchange and other	(1)	1	(17)	(17)	(2)	(4)	(14)	(20)
Balance as at end of period	$49	$150	$22	$221	$67	$194	$18	$279
Loans: Consumer instalment and other personal
Balance as at beginning of period	$193	$558	$183	$934	$194	$514	$183	$891
Transfer to Stage 1	79	(75)	(4)	–	74	(70)	(4)	–
Transfer to Stage 2	(15)	26	(11)	–	(15)	28	(13)	–
Transfer to Stage 3	(2)	(47)	49	–	(2)	(43)	45	–
Net remeasurement of loss allowance	(46)	149	121	224	(67)	133	108	174
Loan originations	11	–	–	11	7	–	–	7
Derecognitions and maturities	(4)	(11)	–	(15)	(4)	(10)	–	(14)
Model changes (2)	(11)	2	–	(9)	–	–	–	–
Total PCL (3)	12	44	155	211	(7)	38	136	167
Write-offs (4)	–	–	(183)	(183)	–	–	(168)	(168)
Recoveries of previous write-offs	–	–	41	41	–	–	44	44
Foreign exchange and other	(1)	(1)	(34)	(36)	(4)	(7)	(16)	(27)
Balance as at end of period	$204	$601	$162	$967	$183	$545	$179	$907
Loans: Credit cards
Balance as at beginning of period	$205	$593	$–	$798	$229	$492	$–	$721
Transfer to Stage 1	109	(109)	–	–	58	(58)	–	–
Transfer to Stage 2	(18)	19	(1)	–	(24)	24	–	–
Transfer to Stage 3	(1)	(127)	128	–	(2)	(112)	114	–
Net remeasurement of loss allowance	(82)	204	71	193	(55)	189	81	215
Loan originations	10	–	–	10	18	–	–	18
Derecognitions and maturities	(3)	(11)	–	(14)	(4)	(10)	–	(14)
Model changes (2)	(4)	–	–	(4)	–	–	–	–
Total PCL (3)	11	(24)	198	185	(9)	33	195	219
Write-offs (4)	–	–	(219)	(219)	–	–	(230)	(230)
Recoveries of previous write-offs	–	–	44	44	–	–	56	56
Foreign exchange and other	1	1	(23)	(21)	(3)	(17)	(21)	(41)
Balance as at end of period	$217	$570	$–	$787	$217	$508	$–	$725
Loans: Business and government
Balance as at beginning of period	$933	$1,892	$944	$3,769	$860	$1,938	$753	$3,551
Transfer to Stage 1	210	(206)	(4)	–	93	(88)	(5)	–
Transfer to Stage 2	(87)	145	(58)	–	(59)	89	(30)	–
Transfer to Stage 3	(1)	(81)	82	–	(2)	(82)	84	–
Net remeasurement of loss allowance	(199)	(193)	337	(55)	4	318	374	696
Loan originations	73	–	–	73	68	–	–	68
Derecognitions and maturities	(30)	(120)	–	(150)	(30)	(99)	–	(129)
Model changes (2)	10	468	–	478	–	–	–	–
Total PCL (3)	(24)	13	357	346	74	138	423	635
Write-offs (4)	–	–	(343)	(343)	–	–	(371)	(371)
Recoveries of previous write-offs	–	–	54	54	–	–	93	93
Foreign exchange and other	(1)	33	(35)	(3)	(32)	(54)	(117)	(203)
Balance as at end of period	$908	$1,938	$977	$3,823	$902	$2,022	$781	$3,705
Total as at end of period	$1,378	$3,259	$1,161	$5,798	$1,369	$3,269	$978	$5,616
Comprising: Loans	$1,068	$2,895	$1,101	$5,064	$1,112	$2,938	$910	$4,960
Other credit instruments (5)	310	364	60	734	257	331	68	656
(1)Includes changes in the allowance for purchased credit impaired (PCI) loans.
(2)Represents the impact of IFRS 9 model enhancements, which reduced the need for previously established experienced credit judgement overlays.
(3)Excludes PCL on other assets of $9 million for the three months ended April 30, 2026 ($8 million for the three months ended April 30, 2025).
(4)Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.
(5)Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the six months ended	April 30, 2026				April 30, 2025
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$56	$179	$12	$247	$56	$186	$19	$261
Transfer to Stage 1	84	(83)	(1)	–	82	(81)	(1)	–
Transfer to Stage 2	(7)	40	(33)	–	(5)	14	(9)	–
Transfer to Stage 3	–	(30)	30	–	–	(18)	18	–
Net remeasurement of loss allowance	(22)	45	47	70	(74)	101	18	45
Loan originations	6	–	–	6	10	–	–	10
Derecognitions and maturities	(3)	(11)	–	(14)	(1)	(7)	–	(8)
Model changes (2)	(64)	12	–	(52)	–	–	–	–
Total PCL (3)	(6)	(27)	43	10	12	9	26	47
Write-offs (4)	–	–	(6)	(6)	–	–	(5)	(5)
Recoveries of previous write-offs	–	–	5	5	–	–	4	4
Foreign exchange and other	(1)	(2)	(32)	(35)	(1)	(1)	(26)	(28)
Balance as at end of period	$49	$150	$22	$221	$67	$194	$18	$279
Loans: Consumer instalment and other personal
Balance as at beginning of period	$200	$555	$160	$915	$197	$471	$175	$843
Transfer to Stage 1	163	(156)	(7)	–	147	(137)	(10)	–
Transfer to Stage 2	(32)	53	(21)	–	(28)	53	(25)	–
Transfer to Stage 3	(4)	(94)	98	–	(4)	(85)	89	–
Net remeasurement of loss allowance	(118)	265	255	402	(135)	264	246	375
Loan originations	17	–	–	17	16	–	–	16
Derecognitions and maturities	(8)	(20)	–	(28)	(9)	(19)	–	(28)
Model changes (2)	(11)	2	–	(9)	–	–	–	–
Total PCL (3)	7	50	325	382	(13)	76	300	363
Write-offs (4)	–	–	(367)	(367)	–	–	(338)	(338)
Recoveries of previous write-offs	–	–	74	74	–	–	72	72
Foreign exchange and other	(3)	(4)	(30)	(37)	(1)	(2)	(30)	(33)
Balance as at end of period	$204	$601	$162	$967	$183	$545	$179	$907
Loans: Credit cards
Balance as at beginning of period	$188	$603	$–	$791	$233	$472	$–	$705
Transfer to Stage 1	203	(203)	–	–	124	(124)	–	–
Transfer to Stage 2	(35)	36	(1)	–	(46)	46	–	–
Transfer to Stage 3	(3)	(247)	250	–	(4)	(219)	223	–
Net remeasurement of loss allowance	(145)	405	133	393	(115)	364	160	409
Loan originations	19	–	–	19	33	–	–	33
Derecognitions and maturities	(6)	(23)	–	(29)	(6)	(19)	–	(25)
Model changes (2)	(4)	–	–	(4)	–	–	–	–
Total PCL (3)	29	(32)	382	379	(14)	48	383	417
Write-offs (4)	–	–	(427)	(427)	–	–	(453)	(453)
Recoveries of previous write-offs	–	–	86	86	–	–	109	109
Foreign exchange and other	–	(1)	(41)	(42)	(2)	(12)	(39)	(53)
Balance as at end of period	$217	$570	$–	$787	$217	$508	$–	$725
Loans: Business and government
Balance as at beginning of period	$931	$1,997	$858	$3,786	$892	$1,698	$537	$3,127
Transfer to Stage 1	324	(316)	(8)	–	252	(231)	(21)	–
Transfer to Stage 2	(158)	242	(84)	–	(170)	238	(68)	–
Transfer to Stage 3	(3)	(167)	170	–	(4)	(220)	224	–
Net remeasurement of loss allowance	(259)	(11)	645	375	(143)	706	780	1,343
Loan originations	157	–	–	157	146	–	–	146
Derecognitions and maturities	(67)	(233)	–	(300)	(68)	(184)	–	(252)
Model changes (2)	10	468	–	478	–	–	–	–
Total PCL (3)	4	(17)	723	710	13	309	915	1,237
Write-offs (4)	–	–	(580)	(580)	–	–	(624)	(624)
Recoveries of previous write-offs	–	–	111	111	–	–	154	154
Foreign exchange and other	(27)	(42)	(135)	(204)	(3)	15	(201)	(189)
Balance as at end of period	$908	$1,938	$977	$3,823	$902	$2,022	$781	$3,705
Total as at end of period	$1,378	$3,259	$1,161	$5,798	$1,369	$3,269	$978	$5,616
Comprising: Loans	$1,068	$2,895	$1,101	$5,064	$1,112	$2,938	$910	$4,960
Other credit instruments (5)	310	364	60	734	257	331	68	656
(1)Includes changes in the allowance for PCI loans.
(2)Represents the impact of IFRS 9 model enhancements, which reduced the need for previously established experienced credit judgement overlays.
(3)Excludes PCL on other assets of $4 million for the six months ended April 30, 2026 ($1 million for the six months ended April 30, 2025).
(4)Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.
(5)Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at April 30, 2026 and October 31, 2025. Stage 1 represents performing loans carried with up to a 12-month ECL, Stage 2 represents performing loans carried with a lifetime ECL, and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)
For the three months ended	April 30, 2026				October 31, 2025
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages (2)
Exceptionally low	$–	$–	$–	$–	$1	$–	$–	$1
Very low	115,795	466	–	116,261	110,299	844	–	111,143
Low	43,689	5,138	–	48,827	50,148	3,051	–	53,199
Medium	6,360	4,925	–	11,285	7,048	6,713	–	13,761
High	303	3,349	–	3,652	240	3,032	–	3,272
Not rated (3)	12,186	560	–	12,746	12,802	952	–	13,754
Impaired	–	–	1,045	1,045	–	–	903	903
Gross residential mortgages	178,333	14,438	1,045	193,816	180,538	14,592	903	196,033
ACL	49	150	22	221	56	178	12	246
Carrying amount	178,284	14,288	1,023	193,595	180,482	14,414	891	195,787
Loans: Consumer instalment and other personal
Exceptionally low	9,242	2	–	9,244	9,984	1	–	9,985
Very low	40,470	659	–	41,129	21,962	35	–	21,997
Low	7,664	1,869	–	9,533	26,238	2,682	–	28,920
Medium	6,801	6,213	–	13,014	6,991	5,566	–	12,557
High	735	2,566	–	3,301	670	2,164	–	2,834
Not rated (3)	14,203	1,341	–	15,544	14,812	1,009	–	15,821
Impaired	–	–	615	615	–	–	627	627
Gross consumer instalment and other personal	79,115	12,650	615	92,380	80,657	11,457	627	92,741
ACL	183	569	162	914	182	532	160	874
Carrying amount	78,932	12,081	453	91,466	80,475	10,925	467	91,867
Loans: Credit cards (4)
Exceptionally low	1,653	–	–	1,653	1,643	–	–	1,643
Very low	2,018	15	–	2,033	2,129	4	–	2,133
Low	1,714	71	–	1,785	1,846	80	–	1,926
Medium	3,331	834	–	4,165	3,550	1,191	–	4,741
High	961	1,029	–	1,990	592	1,232	–	1,824
Not rated (3)	268	92	–	360	260	122	–	382
Impaired	–	–	–	–	–	–	–	–
Gross credit cards	9,945	2,041	–	11,986	10,020	2,629	–	12,649
ACL	145	506	–	651	125	527	–	652
Carrying amount	9,800	1,535	–	11,335	9,895	2,102	–	11,997
Loans: Business and government (2) (5)
Acceptable
Investment grade	200,205	4,328	–	204,533	188,707	3,873	–	192,580
Sub-investment grade	127,073	31,111	–	158,184	139,069	22,700	–	161,769
Watchlist	120	18,711	–	18,831	123	21,466	–	21,589
Impaired	–	–	5,279	5,279	–	–	5,561	5,561
Gross business and government	327,398	54,150	5,279	386,827	327,899	48,039	5,561	381,499
ACL	691	1,670	917	3,278	756	1,720	802	3,278
Carrying amount	326,707	52,480	4,362	383,549	327,143	46,319	4,759	378,221
Total gross loans and acceptances	594,791	83,279	6,939	685,009	599,114	76,717	7,091	682,922
Total net loans and acceptances	593,723	80,384	5,838	679,945	597,995	73,760	6,117	677,872
Commitments and financial guarantee contracts
Acceptable
Investment grade	208,897	4,907	–	213,804	202,913	1,544	–	204,457
Sub-investment grade	55,164	18,491	–	73,655	65,393	13,733	–	79,126
Watchlist	10	7,275	–	7,285	6	9,086	–	9,092
Impaired	–	–	1,783	1,783	–	–	1,660	1,660
Gross commitments and financial guarantee contracts	264,071	30,673	1,783	296,527	268,312	24,363	1,660	294,335
ACL	310	364	60	734	256	377	56	689
Carrying amount (6) (7)	$263,761	$30,309	$1,723	$295,793	$268,056	$23,986	$1,604	$293,646
(1)Includes PCI loans.
(2)Includes $68 million ($79 million as at October 31, 2025) of residential mortgages and $12,823 million ($13,231 million as at October 31, 2025) of business and government loans that are classified and measured at FVTPL, and not subject to ECL.
(3)Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.
(4)Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(5)Includes customers’ liability under acceptances.
(6)Represents the total contractual amounts of undrawn credit facilities and other off-balance sheet exposures, excluding personal lines of credit and credit cards, which are unconditionally cancellable at our discretion.
(7)Certain commercial borrower commitments are conditional and may include recourse to counterparties.

Summary of Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at April 30, 2026 and October 31, 2025. Loans for which payment is less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)	April 30, 2026			October 31, 2025
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	$818	$13	$831	$854	$7	$861
Credit cards, consumer instalment and other personal	689	166	855	661	171	832
Business and government	387	12	399	616	8	624
Total	$1,894	$191	$2,085	$2,131	$186	$2,317
(1) Fully secured loans with amounts over 90 days past due that we have not classified as impaired totalled $13 million as at April 30, 2026 ($7 million as at October 31, 2025).

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following tables show the key economic variables used to estimate the allowance for performing loans forecast over the next 12 months or lifetime measurement period. The variables as at April 30, 2026 include the impact of tariffs, trade policy uncertainty, and higher oil prices arising from the Iran conflict on the economic outlook. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at April 30, 2026
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12	Remaining	First 12	Remaining	First 12	Remaining	First 12	Remaining
	months	horizon (1)	months	horizon (1)	months	horizon (1)	months	horizon (1)
Real GDP growth rates (2)
Canada	4.3%	2.9%	1.5%	2.1%	(2.6)%	1.6%	(3.9)%	1.2%
United States	4.3%	2.4%	1.9%	1.9%	(2.4)%	1.4%	(3.5)%	1.3%
Corporate BBB 10-year spread
Canada	1.2%	1.8%	1.8%	2.0%	3.5%	3.0%	4.2%	3.5%
United States	0.9%	1.5%	1.6%	1.9%	3.6%	3.0%	4.6%	3.6%
Unemployment rates
Canada	5.5%	5.0%	6.7%	6.2%	9.4%	9.6%	9.9%	10.5%
United States	3.9%	3.5%	4.5%	4.2%	7.0%	7.6%	7.8%	8.7%
Housing Price Index (2)
Canada (3)	1.5%	5.2%	(2.8)%	2.8%	(11.3)%	(1.2)%	(20.6)%	(5.0)%
United States (4)	5.4%	4.0%	2.3%	2.5%	(2.2)%	(11.0)%	(4.8)%	(17.8)%
(1)The remaining forecast period is two years.
(2)Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)In Canada, we use the Housing Price Index Benchmark Composite.
(4)In the United States, we use the National Case-Shiller House Price Index.

	As at October 31, 2025
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12	Remaining	First 12	Remaining	First 12	Remaining	First 12	Remaining
	months	horizon (1)	months	horizon (1)	months	horizon (1)	months	horizon (1)
Real GDP growth rates (2)
Canada	3.6%	2.8%	1.1%	2.1%	(2.7)%	1.6%	(4.0)%	1.2%
United States	4.5%	2.4%	1.7%	1.8%	(2.3)%	1.4%	(3.5)%	1.3%
Corporate BBB 10-year spread
Canada	1.2%	1.8%	1.7%	2.0%	3.4%	3.0%	4.2%	3.5%
United States	0.8%	1.5%	1.5%	1.9%	3.5%	3.0%	4.6%	3.6%
Unemployment rates
Canada	6.0%	5.5%	7.1%	6.4%	9.4%	9.6%	9.9%	10.5%
United States	3.6%	3.1%	4.5%	4.4%	6.8%	7.5%	7.5%	8.4%
Housing Price Index (2)
Canada (3)	3.9%	5.8%	(0.4)%	3.4%	(10.5)%	(0.7)%	(19.4)%	(5.0)%
United States (4)	3.7%	3.9%	0.7%	2.4%	(11.6)%	(1.1)%	(20.0)%	(4.3)%
(1)The remaining forecast period is two years.
(2)Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)In Canada, we use the Housing Price Index Benchmark Composite.
(4)In the United States, we use the National Case-Shiller House Price Index.